Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Summary of Exposure to Foreign Currency Risk	The Group’s exposure to foreign currency risk at the end of the reporting periods, expressed in RMB, was as follows:

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Cash and cash equivalents	65,791	150,640

Summary of Aggregate Net Foreign Exchange Gains/(Losses) Recognized in Profit or Loss

The aggregate net foreign exchange gains/(losses) recognized in profit or loss were:

	Year Ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Net foreign exchange gains/(losses) included in other gains/(losses)—net	2,252	(6,772)	(3,309)

Summary of Financial Liabilities into Maturity Groupings Based on Remaining Period to Contractual Maturity Date

The table below analyzes the Group’s financial liabilities into relevant maturity groupings based on the remaining period at each year-end date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows except for financial instruments with preferred rights, which are presented on a fair value basis. The maturity dates are determined by the terms in financing agreements presented in Note 24(c) as management considers the other redemption terms are not probable to occur.

	As of December 31, 2020
		Between	Between	More
	Less Than	1 and	2 and	Than
	1 Year	2 Years	5 Years	5 Years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Financial instruments with preferred rights	—	—	2,071,508	—	2,071,508
Trade payables	24,638	—	—	—	24,638
Other payables	8,631	—	—	—	8,631
Lease liabilities	633	225	94	—	952
Total	33,902	225	2,071,602	—	2,105,729

	As of December 31, 2021
		Between	Between	More
	Less Than	1 and	2 and	Than
	1 Year	2 Years	5 Years	5 Years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade payables	81,195	—	—	—	81,195
Other payables	21,456	—	—	—	21,456
Lease liabilities	653	186	—	—	839
Total	103,304	186	—	—	103,490

Summary of Financial Instruments Carried at Fair Value by Level of Inputs to Valuation Techniques	The table below analyzes the Group’s financial instruments carried at fair value as of December 31, 2020 by level of the inputs to valuation techniques used to measure fair value. Such inputs are categorized into three levels within a fair value hierarchy as follows:
(i)
Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1).
(ii)
Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2).
(iii)
Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Financial assets at fair value through profit or loss	—	—	13,068	13,068
Total assets	—	—	13,068	13,068
Liabilities
Financial instruments with preferred rights	—	—	2,071,508	2,071,508
Total liabilities	—	—	2,071,508	2,071,508

Summary of Changes in Level 3 Instruments of Short-term Investment

The following table presents the changes in level 3 instruments of short-term investment in wealth management products for the years ended December 31, 2019, 2020 and 2021.

	Year Ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Financial assets at fair value through profit or loss
Opening balance	27,565	30,632	13,068
Additions	163,000	106,600	114,500
Settlements	(160,731)	(124,836)	(128,004)
Investment income credited to profit or loss (Note 8)*	798	672	436
Closing balance	30,632	13,068	—
*Includes unrealized gains recognized in profit or loss attributable to balances held at the end of the reporting period	132	68	—